UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sylva S. Hsieh
Title:  Assistant Compliance Officer
Phone:  646-483-0473


Signature, Place and Date of Signing:

 Sylva S. Hsieh                New York, New York           November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]              [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      86

Form 13F Information Table Value Total:   $ 4,511,987
                                          (thousands)


List of Other Included Managers:  None

                                                      TREMBLANT CAPITAL GROUP
                                                           SEC Form 13-F
                                                        September 30, 2006


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE OF                       VALUE     SHRS OR  SH/ PUT/  INVSTMNT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP       (X$1000)   PRN AMT  PRN CALL  DSCRTN    MNGRS  SOLE     SHARED  NONE
ABERCROMBIE & FITCH CO          CL A             002896207    28,699      413,050 SH         Sole      None     413,050  0     0
ADVANCED MEDICAL OPTICS INC     COM              00763M108    98,120    2,480,899 SH         Sole      None   2,480,899  0     0
ALCON INC                       COM SHS          H01301102    25,640      223,930 SH         Sole      None     223,930  0     0
ALLTEL CORP                     COM              020039103     6,062      109,220 SH         Sole      None     109,220  0     0
AMERICA MOVIL S A DE C V        SPON ADR L SHS   02364W105   154,739    3,930,377 SH         Sole      None   3,930,377  0     0
AMERICA MOVIL S A DE C V        SPON ADR L SHS   02364W105   183,126    4,651,400     PUT    Sole      None   4,651,400  0     0
AMERICAN COMMERCIAL LINES       COM NEW          025195207    75,319    1,266,927 SH         Sole      None   1,266,927  0     0
AMERICAN TOWER CORP             CL A             029912201    49,363    1,352,422 SH         Sole      None   1,352,422  0     0
APPLE COMPUTER INC              COM              037833100   347,210    4,510,386 SH         Sole      None   4,510,386  0     0
APPLE COMPUTER INC              COM              037833100    64,656      839,900     CALL   Sole      None     839,900  0     0
BANKRATE INC                    COM              06646V108     1,947       73,288 SH         Sole      None      73,288  0     0
BROADCOM CORP                   CL A             111320107     1,264       41,666 SH         Sole      None      41,666  0     0
BROADWING CORP                  COM              11161E101     5,662      448,665 SH         Sole      None     448,665  0     0
CANADIAN NAT RES LTD            COM              136385101    43,531      955,053 SH         Sole      None     955,053  0     0
CENTRAL EUROPEAN MEDIA ENTRP    CL A NEW         G20045202     7,317      109,129 SH         Sole      None     109,129  0     0
CHICOS FAS INC                  COM              168615102    15,718      730,071 SH         Sole      None     730,071  0     0
CIENA CORP                      COM              171779101    13,819      507,130 SH         Sole      None     507,130  0     0
CINCINNATI BELL INC NEW         COM              171871106     2,442      506,542 SH         Sole      None     506,542  0     0
COGENT COMM GROUP INC           COM NEW          19239V302     3,146      271,440 SH         Sole      None     271,440  0     0
COMMSCOPE INC                   COM              203372107     2,486       75,660 SH         Sole      None      75,660  0     0
COMVERSE TECHNOLOGY INC         COM PAR $.10     205862402     2,333      108,820 SH         Sole      None     108,820  0     0
CORNING INC                     COM              219350105   158,065    6,475,440 SH         Sole      None   6,475,440  0     0
COUNTRYWIDE FINANCIAL CORP      COM              222372104   112,409    3,208,031 SH         Sole      None   3,208,031  0     0
COVAD COMMUNICATIONS GROUP I    COM              222814204     4,458    2,992,035 SH         Sole      None   2,992,035  0     0
DELTA FINANCIAL CORP            COM              247918105     7,339      801,226 SH         Sole      None     801,226  0     0
DESARROLLADORA HOMEX S A DE     SPONSORED ADR    25030W100    46,473    1,230,759 SH         Sole      None   1,230,759  0     0
DIGITAL RLTY TR INC             COM              253868103    31,014      990,233 SH         Sole      None     990,233  0     0
EBAY INC                        COM              278642103    34,524    1,217,362 SH         Sole      None   1,217,362  0     0
ECLIPSYS CORP                   COM              278856109    52,936    2,955,694 SH         Sole      None   2,955,694  0     0
EMDEON CORP                     COM              290849108     2,160      184,448 SH         Sole      None     184,448  0     0
EVERCORE PARTNERS INC           CLASS A          29977A105     1,337       46,438 SH         Sole      None      46,438  0     0
FEDERATED DEPT STORES INC DE    COM              31410H101     7,084      163,945 SH         Sole      None     163,945  0     0
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109    63,456    1,095,575 SH         Sole      None   1,095,575  0     0
GILDAN ACTIVEWEAR INC           COM              375916103    10,726      221,346 SH         Sole      None     221,346  0     0
GLOBAL CROSSING LTD             SHS NEW          G3921A175     2,629      128,259 SH         Sole      None     128,259  0     0
GMARKET INC                     SPON ADR         38012G100       648       43,540 SH         Sole      None      43,540  0     0
GOOGLE INC                      CL A             38259P508   209,578      521,467 SH         Sole      None     521,467  0     0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    82,129    3,863,064 SH         Sole      None   3,863,064  0     0
INTRALASE CORP                  COM              461169104    27,460    1,393,217 SH         Sole      None   1,393,217  0     0
INVITROGEN CORP                 COM              46185R100    70,963    1,119,110 SH         Sole      None   1,119,110  0     0
IRIDEX CORP                     COM              462684101       553       63,240 SH         Sole      None      63,240  0     0
KNOT INC                        COM              499184109     4,022      181,744 SH         Sole      None     181,744  0     0
LAS VEGAS SANDS CORP            COM              517834107     2,796       40,912 SH         Sole      None      40,912  0     0
LCA-VISION INC                  COM PAR $.001    501803308    54,804    1,326,651 SH         Sole      None   1,326,651  0     0
LEVEL 3 COMMUNICATIONS INC      COM              52729N100    61,853   11,475,440 SH         Sole      None  11,475,440  0     0
MARVEL ENTERTAINMENT INC        COM              57383T103     2,492      103,213 SH         Sole      None     103,213  0     0
MCAFEE INC                      COM              579064106     1,831       74,837 SH         Sole      None      74,837  0     0
MEDIACOM COMMUNICATIONS CORP    CL A             58446K105       573       80,438 SH         Sole      None      80,438  0     0
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109    17,522      463,924 SH         Sole      None     463,924  0     0
MONSANTO CO NEW                 COM              61166W101    54,937    1,168,626 SH         Sole      None   1,168,626  0     0
MONSANTO CO NEW                 COM              61166W101    37,458      796,800     PUT    Sole      None     796,800  0     0
MONSTER WORLDWIDE INC           COM              611742107    18,078      499,520 SH         Sole      None     499,520  0     0
NII HLDGS INC                   CL B NEW         62913F201    71,836    1,155,657 SH         Sole      None   1,155,657  0     0
NORDSTROM INC                   COM              655664100    12,042      284,688 SH         Sole      None     284,688  0     0
NTELOS HLDGS CORP               COM              67020Q107    10,577      828,307 SH         Sole      None     828,307  0     0
NTL INC DEL                     COM              62941W101   107,004    4,207,801 SH         Sole      None   4,207,801  0     0
NUTRI SYS INC NEW               COM              67069D108    23,279      373,714 SH         Sole      None     373,714  0     0
NVR INC                         COM              62944T105    64,121      119,853 SH         Sole      None     119,853  0     0
NYSE GROUP INC                  COM              62949W103   104,595    1,399,268 SH         Sole      None   1,399,268  0     0
OMNICARE INC                    COM              681904108   137,353    3,187,573 SH         Sole      None   3,187,573  0     0
OMNICARE INC                    COM              681904108    61,377    1,424,400     CALL   Sole      None   1,424,400  0     0
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109     5,353       88,343 SH         Sole      None      88,343  0     0
PER-SE TECHNOLOGIES INC         COM NEW          713569309    72,134    3,162,399 SH         Sole      None   3,162,399  0     0
PETSMART INC                    COM              716768106    64,711    2,331,086 SH         Sole      None   2,331,086  0     0
P F CHANGS CHINA BISTRO INC     COM              69333Y108    21,063      606,841 SH         Sole      None     606,841  0     0
PGT INC                         COM              69336V101     8,848      629,300 SH         Sole      None     629,300  0     0
PHARMANET DEV GROUP INC         COM              717148100    15,707      808,392 SH         Sole      None     808,392  0     0
REDWOOD TR INC                  COM              758075402    17,047      338,434 SH         Sole      None     338,434  0     0
RESEARCH IN MOTION LTD          COM              760975102   354,428    3,452,785 SH         Sole      None   3,452,785  0     0
RESEARCH IN MOTION LTD          COM              760975102   139,768    1,361,600     CALL   Sole      None   1,361,600  0     0
ROSS STORES INC                 COM              778296103    46,230    1,819,345 SH         Sole      None   1,819,345  0     0
RURAL CELLULAR CORP             CL A             781904107       680       70,626 SH         Sole      None      70,626  0     0
RYLAND GROUP INC                COM              783764103   128,226    2,967,515 SH         Sole      None   2,967,515  0     0
SCIENTIFIC GAMES CORP           CL A             80874P109    23,221      730,223 SH         Sole      None     730,223  0     0
SEAGATE TECHNOLOGY              SHS              G7945J104    95,752    4,146,917 SH         Sole      None   4,146,917  0     0
SIRIUS SATELLITE RADIO INC      COM              82966U103    33,320    8,500,000     PUT    Sole      None   8,500,000  0     0
SPECTRUM BRANDS INC             COM              84762L105    41,222    4,884,143 SH         Sole      None   4,884,143  0     0
STANDARD PAC CORP NEW           COM              85375C101   130,260    5,542,991 SH         Sole      None   5,542,991  0     0
TLC VISION CORP                 COM              872549100     8,186    1,571,229 SH         Sole      None   1,571,229  0     0
TRINITY INDS INC                COM              896522109     1,991       61,882 SH         Sole      None      61,882  0     0
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW     900111204    25,614    1,925,845 SH         Sole      None   1,925,845  0     0
UBS AG                          SHS NEW          H89231338    91,749    1,546,945 SH         Sole      None   1,546,945  0     0
WAL MART STORES INC             COM              931142103    88,436    1,793,103 SH         Sole      None   1,793,103  0     0
WILLIAMS SONOMA INC             COM              969904101    35,634    1,100,160 SH         Sole      None   1,100,160  0     0
YAHOO INC                       COM              984332106   135,745    5,369,657 SH         Sole      None   5,369,657  0     0
YAHOO INC                       COM              984332106    19,569      774,100     CALL   Sole      None     774,100  0     0


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